Commitments and Contingencies (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011 Weeks year Months
Commitments and Contingencies Disclosure [Abstract]
Required nuclear liability insurance	$ 375,000,000
Nuclear financial protection pool mandated by the Price-Anderson Act	12,200,000,000
The number of years in which one inflationary adjustment is made	5
Maximum assessment mandated by Price-Anderson Act per nuclear reactor for a nuclear incident	117,500,000
Maximum annual assessment payment mandated by Price-Anderson Act for a nuclear incident	17,500,000
44% maximum assessment	44.00%
Maximum liability per nuclear incident	7,700,000
Nuclear insurance liability limit per incident	12,600,000,000
Total nuclear property insurance coverage	2,750,000,000
Mutual property insurance additional blanket policy property coverage	1,000,000,000
Nuclear property insurance coverage limit per individual insured	1,750,000,000
Amount of time coverage is provided for lost revenues	6
Maximum recovery limit for lost revenues from a nuclear industry mutual insurance company in the event of a loss	3,500,000
Waiting period for weekly loss revenue policy	17
Accidental outage weekly recovery limit for loss revenues from a nuclear industry mutual insurance company in the event of insurable loss	3,500,000
Accidental outage maximum recovery for lost revenues	$ 473,200,000
Waiting period for additional revenue loss policy	23
Multiplier that the industry mutual insurance company may assess against insureds premium	10
The number of months a nuclear industry mutual insurance company will respond to retrospective premium adjustments	24
Number of years board of directors of industry mutual insurance company can adjust policy after policy expires	6